RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2020
Related Party Transactions [Abstract]
Schedule Of Related Party Relationships [Table Text Block]

(1)	Related party relationships

Name of related parties	Relationship
Beijing Shihui(i)	Being owned by close family members of the Company's Chairman
Xinjiang Ginbo Seeds Center	Being the non-controlling interest of Xinjiang Origin
Henan Agricultural University	Being the non-controlling interest of Beijing Origin
Linze Origin Seeds Ltd.(i)	Being owned by close family members of the Company's Chairman
De Nong Zheng Cheng Seed Limited	Being owned by close family members of the Company's Chairman
Henan Yingde Agricultural Ltd.	Being owned by close family members of the Company's Chairman
Beijing Origin Zhengzhou Branch("Zhengzhou Branch")	Being controlled by close family members of the Company's Chairman from August 16, 2017 to September 21, 2018
Non-controlling shareholders (“NCI”)	Non- controlling shareholders of Hubei Aoyu, Anhui Aoyu, Xuzhou Aoyu, Shandong Aoyu, Henan Aoyu, Shandong Aoruixinong
(i)

Other than typical transactions between related parties, the Company has entered into a Restructuring Agreement with three parties: Linze Fumin Industrial Investment and Development Co., Ltd. (Linze Fumin), Beijing Shihui, Linze Origin Seeds Ltd (Linze Origin) in April 2020. According to the Restructuring Agreement, Linze Origin, which is currently a wholly owned subsidiary of Beijing Shihui, would be restructured. At the result of the planned restructuring, Linze Fumin, an investment company owned by the Linze county government, and the Company would have 51% and 49%, respectively, of the ownership of Linze Origin. The restructuring would require the Company to repay the borrowing amounted to RMB27.0 million from Beijing Agriculture Finance Leasing, LLC.(“BAFL”)  for Linze Origin and to offer a loan of RMB20.0 million to Linze Origin. As of February 10, 2021, the restructuring for Linze Origin is in process.

Schedule Of Amounts Due From Related Parties [Table Text Block]
(1)	Due from related parties, net of bad debt allowance

	September 30,
	2019	2020
	RMB	RMB

Denong	—	1
Linze Origin Seeds Ltd	—	45
Beijing Shihui	24,819	28,340
NCI	6,719	12,423
Henan Yingde Agricultural Ltd.	2,252	8,904
The Close family of the Company’s Chairman	100	932
Total	33,890	50,645
Allowance for doubtful account	—	28,340
Due from related parties, net	33,890	22,305

Schedule Of Amounts Due To Related Parties [Table Text Block]

	September 30,
	2019	2020
	RMB	RMB

Linze Origin Seeds Limited	2,214	300
Henan Agriculture University	—	1,000
Xinjiang Ginbo Seeds Center (i) (ii)	10,000	54
Xinjiang Production And Construction Corps 5th Division State-owned Assets Management Co.,Ltd. (ii)	—	10,000
Companies controlled by the Company’s directors (ii)	1,706	1,633
NCI	14,948	10,176
The Company’s Chairman (ii)	13,213	1,704
Close family of the Company’s Chairman (ii)	552	680
YingDe	—	934
	42,633	26,481

Note (i): Xinjiang Origin has received a cash advance of RMB10,000 from Xinjiang Ginbo Seeds Center during the year ended September 30, 2016, which is unsecured, interest-free and repayable on demand, and has been transferred to Xinjiang Production And Construction Corps 5th Division State-owned Assets Management Co.,Ltd. for the years ended September 30, 2020.

Note (ii):In the ordinary course of business, the Company purchases raw materials from and sells product to related parties, and related parties also provide cash to fund the Company’s operations.

Schedule of Related Party Transactions [Table Text Block]

(a)Sales to

	Year ended
	September 30,
	2018	2019	2020
	RMB	RMB	RMB
Linze Origin Seeds Limited	45	83	—
Beijing Shihui	—	20,823	—
YingDe	—	—	5,315
NCI	—	17,081	10,612
Zhengzhou Branch	7,803	—	—
	7,848	37,987	15,927

(b)License usage fees charged to

	Year ended
	September 30,
	2018	2019	2020
	RMB	RMB	RMB
Beijing Shihui	1,575	—	—

(c)Purchase from

	Year ended
	September 30,
	2018	2019	2020
	RMB	RMB	RMB
Denong	—	—	166
YingDe	—	—	10,975
Linze Origin Seeds Limited	—	—	3,416
Close family of the Company’s Chairman	—	—	32
NCI	—	—	2,861
	—	—	17,450